Shareholders' Equity - Schedule of Share Capital (Details) - Ordinary shares [member] - shares	Dec. 31, 2024	Dec. 31, 2023
Schedule of Share Capital [Line Items]
Number of shares authorized	150,000,000	150,000,000
Number of shares issued and paid	69,144,269	59,681,632